DEFERRED TAX ASSETS AND INCOME TAXES (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended										36 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2011 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2008 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2013 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2010 Hainan Jinpan Electric Co. Ltd.	Dec. 31, 2013 Jinpan Electric (China) Co. Ltd	Dec. 31, 2012 Jinpan Electric (China) Co. Ltd	Dec. 31, 2011 Jinpan Electric (China) Co. Ltd	Dec. 31, 2013 Shanghai Jinpan Electric Company Limited	Dec. 31, 2012 Shanghai Jinpan Electric Company Limited	Dec. 31, 2011 Shanghai Jinpan Electric Company Limited	Dec. 31, 2013 Guilin Jun Tai Fu Electric Co. Ltd.	Dec. 31, 2012 Guilin Jun Tai Fu Electric Co. Ltd.	Dec. 31, 2011 Guilin Jun Tai Fu Electric Co. Ltd.
Income Tax Rate [Line Items]
Applicable income tax rate			25.00%	24.00%	22.00%	20.00%	18.00%	25.00%					25.00%	12.50%	12.50%	25.00%	25.00%			25.00%	25.00%
Percentage of tax rate entitled for technically advanced enterprise									15.00%	15.00%	15.00%	15.00%
Corporate income tax	25.00%	25.00%														25.00%	25.00%	25.00%
Preferencial tax rate																	15.00%		15.00%
Operating loss carryforwards	$ 0.1	0.5